INCOME TAX - Movements in the deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	₽ (7,891)	₽ (13,249)
Recognised in profit / loss	(1,462)	4,546
Recognised in other comprehensive income	(6)	304
Effect of acquisitions		126
Effect of disposal	(1,054)	382
Net deferred tax liability at the end of the period	(10,413)	(7,891)
Property, plant and equipment
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(17,954)	(16,238)
Recognised in profit / loss	(318)	(1,168)
Recognised in other comprehensive income	19	42
Effect of acquisitions		57
Effect of disposal	3	(647)
Net deferred tax liability at the end of the period	(18,250)	(17,954)
Other intangible assets
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(6,564)	(6,080)
Recognised in profit / loss	314	(448)
Recognised in other comprehensive income		2
Effect of acquisitions		(5)
Effect of disposal	(64)	(33)
Net deferred tax liability at the end of the period	(6,314)	(6,564)
Potential distributions from/ to Group's subsidiaries/ associates and joint ventures
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(2,430)	(4,019)
Recognised in profit / loss	(42)	(462)
Recognised in other comprehensive income	(34)	135
Effect of disposal		1,916
Net deferred tax liability at the end of the period	(2,506)	(2,430)
Licenses
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,739)	(1,917)
Recognised in profit / loss	47	154
Recognised in other comprehensive income	(7)	24
Net deferred tax liability at the end of the period	(1,699)	(1,739)
Customer base
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(576)	(706)
Recognised in profit / loss	106	159
Effect of acquisitions		(29)
Net deferred tax liability at the end of the period	(470)	(576)
Capitalization of cost to obtain and fulfill contracts
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,448)	(1,321)
Recognised in profit / loss	(220)	(148)
Recognised in other comprehensive income		(1)
Effect of disposal		22
Net deferred tax liability at the end of the period	(1,668)	(1,448)
Accrued expenses for services
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	7,929	7,005
Recognised in profit / loss	(710)	1,193
Recognised in other comprehensive income	5	14
Effect of disposal	(66)	(283)
Net deferred tax liability at the end of the period	7,158	7,929
Write-down of inventories
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	681	1,448
Recognised in profit / loss	(211)	(761)
Recognised in other comprehensive income	10	(6)
Effect of disposal	(67)
Net deferred tax liability at the end of the period	413	681
Allowance for ECL
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	2,947	1,438
Recognised in profit / loss	(112)	1,722
Recognised in other comprehensive income	3	10
Effect of disposal	(125)	(223)
Net deferred tax liability at the end of the period	2,713	2,947
Right-of-use assets and lease obligations
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	3,520	2,564
Recognised in profit / loss	709	1,024
Recognised in other comprehensive income	(2)	6
Effect of disposal	(3)	(74)
Net deferred tax liability at the end of the period	4,224	3,520
Loss carryforward
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	4,634	4,256
Recognised in profit / loss	56	275
Effect of acquisitions		103
Effect of disposal	(729)
Net deferred tax liability at the end of the period	3,961	4,634
Provision for investment in Delta Bank in Ukraine
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period		367
Recognised in other comprehensive income		26
Effect of disposal		(393)
Contract liabilities
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	1,230	954
Recognised in profit / loss	203	192
Recognised in other comprehensive income		(6)
Effect of disposal	(3)	90
Net deferred tax liability at the end of the period	1,430	1,230
Debt modification
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(433)	(1,075)
Recognised in profit / loss	310	642
Net deferred tax liability at the end of the period	(123)	(433)
Hedge and other
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	2,312	75
Recognised in profit / loss	(1,594)	2,172
Recognised in other comprehensive income		58
Effect of disposal		7
Net deferred tax liability at the end of the period	₽ 718	₽ 2,312